CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (48,916)	$ (20,922)	$ (33,382)	$ (16,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	2,312	810	1,263	364
Amortization of intangible assets	1,889	368	592	12
Loss on disposal of property and equipment	0	0	3	7
Change in fair value of contingent consideration	1,011	0	(1,200)	0
Allowance for doubtful accounts	501	64	476	(41)
Stock-based compensation expense	25,727	2,972	6,332	2,118
Deferred income taxes	(1,396)	0		(69)
Changes in operating assets and liabilities, net of impact of acquisitions:
Accounts receivable, net	(23,441)	(7,499)	(9,174)	(5,391)
Inventories	(12,340)	(700)	(5,963)	(1,465)
Deferred costs	(8,340)	(3,153)	(4,475)	(3,994)
Prepaid expenses and other assets	(4,052)	(422)	(1,911)	(617)
Accounts payable	1,041	1,648	2,562	2,488
Accrued expenses and other liabilities	6,547	5,072	8,286	2,650
Deferred revenue	1,128	419	595	1,042
Advance payments from partner	2,796	(174)	2,956	3,769
Net cash used in operating activities	(55,533)	(21,517)	(33,040)	(15,916)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,334)	(625)	(954)	(416)
Capitalized internal-use software costs	(3,558)	(2,323)	(3,562)	(1,461)
Purchase of short-term investment	(50,000)	0	0	0
Acquisitions, net of cash acquired	(27,435)	(12,268)	(12,268)	(598)
Escrow deposit	434	(7,000)	(7,000)
Net cash used in investing activities	(81,893)	(22,216)	(23,784)	(2,475)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock upon IPO, net of issuance costs	377,953	0	0	0
Deferred acquisition related payment	0	(2,000)	(2,000)	0
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	0	104,750	104,750	52,346
Proceeds from exercise of stock options, net of repurchases	1,959	412	1,658	1,069
Proceeds from exercise of common stock warrants	60	0	0	286
Taxes paid related to net share settlement of equity awards	(563)	0	0	0
Repayments on long-term debt	0	0	0	(4,306)
Net cash provided by financing activities	379,409	103,162	104,408	49,395
Net increase in cash, cash equivalents, and restricted cash	241,983	59,429	47,584	31,004
Cash, cash equivalents, and restricted cash, beginning of period	109,107	61,523	61,523	30,519
Cash, cash equivalents, and restricted cash, end of period	351,090	120,952	109,107	61,523
Reconciliation of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	349,820	120,672	108,928	61,243
Restricted cash	1,270	280	179	280
Cash, cash equivalents, and restricted cash, end of period	351,090	120,952	109,107	61,523
Supplemental disclosures of cash flow information
Cash paid for interest	0	0	0	66
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Accretion of redeemable convertible preferred stock	96	119	162	143
Purchases of property and equipment included in accounts payable and accrued liabilities	363	19	20	37
Capitalized internal-use software costs in accounts payable and accrued liabilities	(95)	110	299	149
Retrofit
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Contingent consideration liability	1,316	6,204	6,204	0
myStrength
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Contingent consideration liability	3,300	0	0	0
Unpaid working capital adjustment related to myStrength acquisition	119	0	0	0
Common Stock
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Unpaid offering costs	$ 195	$ 0	$ 0	$ 0